Cover	Jul. 01, 2022
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Jul. 01, 2022
Entity File Number	000-28745
Entity Registrant Name	SideChannel, Inc.
Entity Central Index Key	0001022505
Entity Tax Identification Number	86-0837077
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	146 Main Street
Entity Address, Address Line Two	Suite 406
Entity Address, City or Town	Worcester
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01608
City Area Code	(508)
Local Phone Number	925-0114
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6836 Bee Cave Road
Entity Address, Address Line Two	Bldg. 1
Entity Address, Address Line Three	S#279
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746